Document and Entity Information	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	Fresenius Medical Care AG
Entity Central Index Key	0001333141
Amendment Flag	false
North America 401(k) Savings Plan
Document Information [Line Items]
Document Type	11-K
Amendment Flag	false